CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 23, 2021	Dec. 31, 2020
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	2,500,000,000		2,500,000,000
Common interests issued	245,834,569		169,717,416
Common interests outstanding	245,834,569		169,717,416
Common Class A
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		2,500,000,000